Fair Value Disclosures (Details) - EBP 025 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value Disclosures
Total Master Trust Investments at Fair Value	$ 26,899,034	$ 23,025,730
Fund owned by master trust	100.00%	100.00%
Investments at Fair Value
Fair Value Disclosures
Total Master Trust Investments at Fair Value	$ 2,180,531	$ 2,011,562
Investments at Fair Value | Separate Account - Common Stock
Fair Value Disclosures
Total Master Trust Investments at Fair Value	378,412	500,376
Investments at Fair Value | Ford stock fund - Ford common stock
Fair Value Disclosures
Total Master Trust Investments at Fair Value	1,802,119	1,511,186
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value Disclosures
Total Master Trust Investments at Fair Value	2,180,531	2,011,562
Quoted Prices in Active Markets for Identical Assets (Level 1) | Separate Account - Common Stock
Fair Value Disclosures
Total Master Trust Investments at Fair Value	378,412	500,376
Quoted Prices in Active Markets for Identical Assets (Level 1) | Ford stock fund - Ford common stock
Fair Value Disclosures
Total Master Trust Investments at Fair Value	1,802,119	1,511,186
Investments Measured at Net Asset Value
Fair Value Disclosures
Total Master Trust Investments at Fair Value	24,718,503	21,014,168
Investments Measured at Net Asset Value | Separate Account - Common Stock
Fair Value Disclosures
Total Master Trust Investments at Fair Value	2,609	5,762
Investments Measured at Net Asset Value | Ford stock fund - Short-term Interest Fund
Fair Value Disclosures
Total Master Trust Investments at Fair Value	20,169	16,250
Investments Measured at Net Asset Value | Common and commingled institutional pools
Fair Value Disclosures
Total Master Trust Investments at Fair Value	$ 24,695,725	$ 20,992,156